Credit loss allowances of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 495,600,296	₩ 455,947,675
Credit loss allowances of financial assets	(3,081,459)	(2,706,679)
Financial assets at amortized cost, net	492,518,837	453,240,996
Mitigation of credit risk due to collateral	175,337,808	165,625,171
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	390,897,754	351,782,746
Credit loss allowances of financial assets	(3,070,973)	(2,696,909)
Financial assets at amortized cost, net	387,826,781	349,085,837
Mitigation of credit risk due to collateral	175,337,808	165,625,171
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	17,029,781	12,962,636
Credit loss allowances of financial assets	(13,518)	(12,075)
Financial assets at amortized cost, net	17,016,263	12,950,561
Mitigation of credit risk due to collateral	29,994	57,087
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	170,868,849	153,347,710
Credit loss allowances of financial assets	(554,533)	(506,884)
Financial assets at amortized cost, net	170,314,316	152,840,826
Mitigation of credit risk due to collateral	91,711,254	87,826,564
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	24,782,544	19,467,489
Credit loss allowances of financial assets	(4,212)	(5,922)
Financial assets at amortized cost, net	24,778,332	19,461,567
Mitigation of credit risk due to collateral	9,000	0
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	154,509,661	142,037,125
Credit loss allowances of financial assets	(1,614,337)	(1,318,506)
Financial assets at amortized cost, net	152,895,324	140,718,619
Mitigation of credit risk due to collateral	83,580,715	77,732,792
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	23,706,919	23,967,786
Credit loss allowances of financial assets	(884,373)	(853,522)
Financial assets at amortized cost, net	22,822,546	23,114,264
Mitigation of credit risk due to collateral	6,845	8,728
Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	57,409,433	58,573,094
Credit loss allowances of financial assets	0	0
Financial assets at amortized cost, net	57,409,433	58,573,094
Mitigation of credit risk due to collateral	0	0
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	47,293,109	45,591,835
Credit loss allowances of financial assets	(10,486)	(9,770)
Financial assets at amortized cost, net	47,282,623	45,582,065
Mitigation of credit risk due to collateral	0	0
12-month expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	396,075,906	363,040,079
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	301,681,080	269,466,898
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	14,935,722	11,703,863
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	152,159,976	136,124,712
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	23,849,701	19,274,854
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	93,740,349	85,202,285
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,995,332	17,161,184
12-month expected credit losses | Grade 1 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	48,506,057	49,276,299
12-month expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	45,888,769	44,296,882
12-month expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	58,199,579	53,425,717
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	48,158,998	43,096,335
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,996,948	1,179,294
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	8,385,069	7,443,675
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	834,912	111,987
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	34,637,533	32,112,103
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,304,536	2,249,276
12-month expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	8,636,241	9,057,701
12-month expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,404,340	1,271,681
Lifetime expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,391,987	17,974,221
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,391,987	17,950,949
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	87,084	77,675
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	6,062,587	5,694,210
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	96,183	80,648
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	11,391,410	10,219,343
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,754,723	1,879,073
Lifetime expected credit losses | Grade 1 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Lifetime expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	23,272
Lifetime expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,921,982	19,629,678
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	19,654,847	19,390,584
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,027	1,804
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,686,863	3,608,216
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,748	0
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	13,758,332	13,546,622
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,197,877	2,233,942
Lifetime expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	267,135	239,094
Lifetime expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,010,842	1,877,980
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,010,842	1,877,980
Impaired | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	574,354	476,897
Impaired | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	982,037	956,772
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	454,451	444,311
Impaired | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	0	0
Impaired | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 0	₩ 0